SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Expected volatility, minimum	111.20%	118.30%
Expected volatility, maximum	161.70%	134.30%
Risk-free interest, minimum	1.70%	0.40%
Risk-free interest, maximum	3.70%	1.20%
Dividend yield
Expected terms (years)	6 years 2 months 12 days	5 years 3 months 18 days